FAIR VALUE MEASUREMENT - Financial assets measured at fair value on nonrecurring basis and fair value hierarchy (Details 1) (Fair value on a nonrecurring basis, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Level 1 | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value
Level 1 | Other real estate owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value
Level 2 | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value
Level 2 | Other real estate owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value
Level 3 | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	4,840	13,604
Level 3 | Other real estate owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	3,385	8,827
Total | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	4,840	13,604
Total | Other real estate owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	$ 3,385	$ 8,827